Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
GE Aerospace ....................... 3,884 $ 1,102,163
General Dynamics Corp. ................ 2,443 838,486
HEICO Corp. ....................... 97 26,597
HEICO Corp. , Class A .................. 2,150 453,844
Howmet Aerospace, Inc. ................ 1,017 234,378
Lockheed Martin Corp. ................. 1,858 1,122,957
Northrop Grumman Corp. ............... 1,303 888,959
RTX Corp. ......................... 9,167 1,768,314
6,435,698
Air Freight & Logistics — 0.2%
FedEx Corp. ........................ 1,365 486,186
Automobile Components — 0.1%
BorgWarner, Inc. ..................... 4,636 251,549
Automobiles — 1.5%
General Motors Co. ................... 1,351 100,650
Tesla, Inc.
(a)
......................... 7,950 2,955,412
3,056,062
Banks — 4.3%
Bank of America Corp. ................. 50,326 2,453,392
Citigroup, Inc. ....................... 10,632 1,205,775
Credicorp Ltd. ....................... 1,438 487,741
Huntington Bancshares, Inc. ............. 38,689 605,483
JPMorgan Chase & Co. ................ 8,347 2,455,354
Popular, Inc. ........................ 850 114,045
Wells Fargo & Co. .................... 16,327 1,299,792
8,621,582
Beverages — 0.9%
Coca-Cola Co. (The) .................. 22,705 1,726,715
Molson Coors Beverage Co. , Class B ....... 3,053 131,462
1,858,177
Biotechnology — 3.2%
AbbVie, Inc. ........................ 6,278 1,365,402
Alnylam Pharmaceuticals, Inc.
(a)
........... 336 111,172
Amgen, Inc. ........................ 2,228 783,922
Biogen, Inc.
(a)
....................... 3,254 596,556
BioMarin Pharmaceutical, Inc.
(a)
........... 1,333 75,301
Caris Life Sciences, Inc.
(a)
............... 6,520 116,578
Exelixis, Inc.
(a)
....................... 7,351 315,284
Gilead Sciences, Inc. .................. 2,840 395,811
Natera, Inc.
(a)
....................... 1,511 302,185
Neurocrine Biosciences, Inc.
(a)
............ 1,776 233,970
PTC Therapeutics, Inc.
(a)
................ 809 55,117
Regeneron Pharmaceuticals, Inc. .......... 599 462,811
Revolution Medicines, Inc.
(a)
.............. 502 48,820
TG Therapeutics, Inc.
(a)
................. 5,267 174,970
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 6,398 134,038
United Therapeutics Corp.
(a)
.............. 800 474,384
Vertex Pharmaceuticals, Inc.
(a)
............ 1,453 648,823
Viking Therapeutics, Inc.
(a)
............... 1,344 43,734
6,338,878
Broadline Retail — 4.3%
(a)
Amazon.com, Inc. .................... 38,712 8,062,548
Coupang, Inc. , Class A ................. 9,609 181,418
Etsy, Inc. .......................... 1,553 77,619
MercadoLibre, Inc. .................... 179 309,495
8,631,080
Security
Shares
Shares Value
Building Products — 0.3%
Owens Corning
(b)
..................... 2,155 $ 233,214
Trane Technologies plc ................. 1,067 444,662
677,876
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............... 312 138,653
Charles Schwab Corp. (The) ............. 12,281 1,154,168
CME Group, Inc. , Class A ............... 1,537 453,953
Goldman Sachs Group, Inc. (The) ......... 1,404 1,187,770
Interactive Brokers Group, Inc. , Class A ...... 878 58,887
Intercontinental Exchange, Inc. ........... 585 92,009
Jefferies Financial Group, Inc. ............ 3,077 126,988
Morgan Stanley ...................... 13,845 2,278,472
StepStone Group, Inc. , Class A ........... 5,461 260,599
TPG, Inc. , Class A .................... 4,752 192,503
XP, Inc. , Class A ..................... 6,170 117,477
6,061,479
Chemicals — 0.4%
Albemarle Corp. ..................... 374 67,144
Ecolab, Inc. ........................ 1,538 409,139
Solstice Advanced Materials, Inc. .......... 3,704 282,097
758,380
Commercial Services & Supplies — 0.6%
Copart, Inc.
(a)
....................... 5,886 195,415
Republic Services, Inc. ................. 673 147,400
Veralto Corp. ........................ 6,411 566,861
Waste Connections, Inc. ................ 1,852 300,839
1,210,515
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 3,554 436,360
Cisco Systems, Inc. ................... 1,505 116,773
Lumentum Holdings, Inc.
(a)
.............. 458 321,864
Motorola Solutions, Inc. ................ 2,777 1,205,135
2,080,132
Construction & Engineering — 0.8%
Comfort Systems USA, Inc. .............. 576 794,298
MasTec, Inc.
(a)
....................... 2,236 719,411
1,513,709
Construction Materials — 0.2%
CRH plc ........................... 457 48,040
Vulcan Materials Co. .................. 1,533 417,436
465,476
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 7,376 289,361
American Express Co. ................. 2,779 840,592
Capital One Financial Corp. .............. 1,322 241,172
1,371,125
Consumer Staples Distribution & Retail — 2.5%
Casey's General Stores, Inc. ............. 55 40,032
Costco Wholesale Corp. ................ 2,680 2,670,432
Dollar General Corp. .................. 2,392 284,002
Sysco Corp. ........................ 250 17,833
Target Corp. ........................ 5,793 702,112
Walmart, Inc. ........................ 10,346 1,285,801
5,000,212
Containers & Packaging — 0.2%
Crown Holdings, Inc. .................. 1,991 199,598
Graphic Packaging Holding Co. ........... 10,385 103,227
302,825

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 36,317 $ 1,052,830
Comcast Corp. , Class A ................ 11,634 334,012
1,386,842
Electric Utilities — 0.8%
Edison International ................... 2,918 213,539
Eversource Energy ................... 745 51,614
FirstEnergy Corp. .................... 691 35,006
PG&E Corp. ........................ 20,557 361,186
Pinnacle West Capital Corp. ............. 2,585 260,439
Portland General Electric Co. ............. 12,402 654,454
1,576,238
Electrical Equipment — 1.1%
Eaton Corp. plc ...................... 1,292 462,110
GE Vernova, Inc. ..................... 925 807,433
Rockwell Automation, Inc. ............... 2,123 761,902
Vertiv Holdings Co. , Class A ............. 806 201,967
2,233,412
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A ............... 7,011 885,840
Coherent Corp.
(a)
..................... 1,023 243,689
Crane NXT Co. ...................... 589 23,907
Jabil, Inc. .......................... 152 40,376
TTM Technologies, Inc.
(a)
................ 882 85,924
1,279,736
Energy Equipment & Services — 0.3%
Halliburton Co. ...................... 5,172 201,656
SLB Ltd. ........................... 7,524 386,658
Weatherford International plc ............. 458 43,318
631,632
Entertainment — 1.0%
(a)
Netflix, Inc. ......................... 11,078 1,065,150
Roku, Inc. , Class A .................... 3,302 312,435
Spotify Technology SA ................. 662 321,010
Take-Two Interactive Software, Inc. ......... 1,010 199,475
1,898,070
Financial Services — 3.3%
Berkshire Hathaway, Inc. , Class B
(a)
........ 5,578 2,672,978
Chime Financial, Inc. , Class A
(a)
........... 2,159 40,438
Fidelity National Information Services, Inc. .... 7,651 358,908
Mastercard, Inc. , Class A ................ 2,285 1,141,723
PayPal Holdings, Inc. .................. 3,092 139,851
Rocket Cos., Inc. , Class A
(a)
.............. 10,985 156,536
Visa, Inc. , Class A .................... 6,612 1,998,411
6,508,845
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 2,224 161,663
Conagra Brands, Inc. .................. 5,814 91,396
General Mills, Inc. .................... 3,298 122,752
Smithfield Foods, Inc. .................. 11,893 332,647
Tyson Foods, Inc. , Class A .............. 4,916 314,968
1,023,426
Ground Transportation — 0.3%
Union Pacific Corp. ................... 2,237 542,741
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories ................... 5,163 530,085
Boston Scientific Corp.
(a)
................ 17,229 1,081,120
Intuitive Surgical, Inc.
(a)
................. 747 344,359
Stryker Corp. ....................... 2,903 953,897
2,909,461
Security
Shares
Shares Value
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. ................... 4,813 $ 1,017,035
Encompass Health Corp. ............... 560 54,169
HCA Healthcare, Inc. .................. 1,577 746,299
McKesson Corp. ..................... 920 796,131
UnitedHealth Group, Inc. ................ 4,176 1,129,984
3,743,618
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 3,314 153,836
Ventas, Inc. ........................ 5,809 475,060
628,896
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 1,594 280,002
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 3,965 75,969
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
.................. 207 26,140
Booking Holdings, Inc. ................. 171 719,965
Carnival Corp. ....................... 13,722 355,125
Chipotle Mexican Grill, Inc.
(a)
............. 23,827 762,702
Expedia Group, Inc. ................... 268 61,879
McDonald's Corp. .................... 1,889 587,082
Viking Holdings Ltd.
(a)
.................. 16,177 1,188,686
3,701,579
Household Durables — 0.8%
DR Horton, Inc. ...................... 853 117,049
Garmin Ltd. ......................... 2,081 482,813
Installed Building Products, Inc. ........... 476 126,211
Lennar Corp. , Class A .................. 2,408 209,111
Meritage Homes Corp. ................. 1,230 76,063
NVR, Inc.
(a)
......................... 60 395,390
Taylor Morrison Home Corp.
(a)
............ 680 39,603
Toll Brothers, Inc. ..................... 574 78,334
1,524,574
Household Products — 1.0%
Colgate-Palmolive Co. ................. 245 20,881
Procter & Gamble Co. (The) ............. 14,106 2,037,471
2,058,352
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 2,349 33,097
Industrial Conglomerates — 1.2%
3M Co. ............................ 16,879 2,451,337
Insurance — 2.1%
American Financial Group, Inc. ........... 2,674 341,497
Arch Capital Group Ltd.
(a)
............... 1,515 145,425
Hartford Insurance Group, Inc. (The) ........ 2,518 340,509
MetLife, Inc. ........................ 13,090 925,725
Progressive Corp. (The) ................ 3,048 604,235
Reinsurance Group of America, Inc. ........ 572 116,779
Travelers Cos., Inc. (The) ............... 5,216 1,521,403
WR Berkley Corp. .................... 1,296 85,899
4,081,472
Interactive Media & Services — 7.3%
Alphabet, Inc. , Class A ................. 21,227 6,104,036
Alphabet, Inc. , Class C ................. 15,767 4,522,922
Meta Platforms, Inc. , Class A ............. 6,749 3,861,305
Snap, Inc. , Class A
(a)
.................. 20,083 92,382
14,580,645

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.2%
Accenture plc , Class A ................. 1,064 $ 210,981
International Business Machines Corp. ...... 950 230,270
VeriSign, Inc. ....................... 102 25,333
466,584
Machinery — 2.5%
Caterpillar, Inc. ...................... 2,697 1,910,717
Crane Co. .......................... 116 19,836
Illinois Tool Works, Inc. ................. 4,728 1,230,651
Mueller Industries, Inc. ................. 1,302 144,262
Otis Worldwide Corp. .................. 2,417 186,302
Parker-Hannifin Corp. .................. 1,660 1,486,098
4,977,866
Media — 0.4%
Fox Corp. , Class A .................... 6,239 364,358
Fox Corp. , Class B .................... 494 26,231
Trade Desk, Inc. (The) , Class A
(a)
.......... 8,946 202,985
Versant Media Group, Inc.
(a)
.............. 5,080 188,061
781,635
Metals & Mining — 1.4%
Alcoa Corp. ......................... 11,035 731,952
Cleveland-Cliffs, Inc.
(a)
................. 6,096 51,511
Freeport-McMoRan, Inc. ................ 20,301 1,193,293
Newmont Corp. ...................... 6,718 727,223
2,703,979
Multi-Utilities — 0.3%
Ameren Corp. ....................... 2,982 327,781
Sempra ........................... 2,017 195,992
523,773
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc. .................. 2,455 696,631
Chevron Corp. ....................... 11,010 2,277,969
Devon Energy Corp. ................... 8,476 426,512
Exxon Mobil Corp. .................... 9,999 1,696,431
Marathon Petroleum Corp. .............. 1,613 393,862
Phillips 66 .......................... 4,335 789,750
Valero Energy Corp. ................... 1,932 477,359
6,758,514
Passenger Airlines — 0.0%
(a)
Alaska Air Group, Inc. .................. 478 17,581
American Airlines Group, Inc. ............. 1,586 17,033
34,614
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................. 3,950 63,556
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. ................ 34,987 2,121,962
Eli Lilly & Co. ....................... 2,344 2,155,941
Johnson & Johnson ................... 1,950 476,658
Pfizer, Inc. ......................... 35,341 992,375
5,746,936
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp. ......... 255 19,898
Jacobs Solutions, Inc. .................. 2,646 336,783
KBR, Inc. .......................... 4,254 156,802
Leidos Holdings, Inc. .................. 2,732 424,881
SS&C Technologies Holdings, Inc. ......... 337 22,771
961,135
Real Estate Management & Development — 0.0%
CBRE Group, Inc. , Class A
(a)
............. 416 56,351
Security
Shares
Shares Value
Residential REITs — 0.0%
Mid-America Apartment Communities, Inc. .... 286 $ 34,926
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc.
(a)
........... 6,072 1,235,227
Amkor Technology, Inc. ................. 5,556 250,187
Applied Materials, Inc. ................. 6,065 2,072,956
Broadcom, Inc. ...................... 16,323 5,052,132
First Solar, Inc.
(a)
..................... 1,086 214,224
Intel Corp.
(a)
........................ 13,443 593,239
KLA Corp. .......................... 53 78,038
Lam Research Corp. .................. 6,667 1,424,471
Marvell Technology, Inc. ................ 3,709 367,376
Micron Technology, Inc. ................. 5,519 1,864,539
NVIDIA Corp. ....................... 84,489 14,734,882
QUALCOMM, Inc. .................... 6,120 788,134
Teradyne, Inc. ....................... 705 209,004
Texas Instruments, Inc. ................. 2,284 443,416
29,327,825
Software — 7.8%
Adobe, Inc.
(a)
........................ 2,834 688,889
Atlassian Corp. , Class A
(a)
............... 2,447 167,008
Cadence Design Systems, Inc.
(a)
.......... 731 203,123
Check Point Software Technologies Ltd.
(a)
.... 672 95,995
Crowdstrike Holdings, Inc. , Class A
(a)
........ 67 26,157
Dropbox, Inc. , Class A
(a)
................ 2,278 51,756
Dynatrace, Inc.
(a)
..................... 1,756 64,937
Elastic NV
(a)
........................ 555 27,744
HubSpot, Inc.
(a)
...................... 890 217,249
Intuit, Inc. .......................... 625 270,238
Manhattan Associates, Inc.
(a)
............. 521 69,356
Microsoft Corp. ...................... 27,370 10,131,553
Oracle Corp. ........................ 3,308 486,640
Palantir Technologies, Inc. , Class A
(a)
....... 5,506 805,418
Palo Alto Networks, Inc.
(a)
............... 473 75,831
RingCentral, Inc. , Class A ............... 2,207 82,078
Salesforce, Inc. ...................... 4,957 925,323
ServiceNow, Inc.
(a)
.................... 5,143 537,701
Synopsys, Inc.
(a)
..................... 857 339,783
Unity Software, Inc.
(a)
.................. 1,120 24,573
Zscaler, Inc.
(a)
....................... 1,035 145,200
15,436,552
Specialized REITs — 0.7%
American Tower Corp. ................. 1,037 178,966
CubeSmart ......................... 19,218 704,340
Equinix, Inc. ........................ 81 79,399
VICI Properties, Inc. ................... 12,450 340,134
1,302,839
Specialty Retail — 1.7%
Home Depot, Inc. (The) ................ 1,044 343,361
Murphy USA, Inc. .................... 72 35,566
O'Reilly Automotive, Inc.
(a)
............... 12,484 1,152,398
TJX Cos., Inc. (The) ................... 11,457 1,829,683
3,361,008
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. ......................... 53,238 13,511,272
Dell Technologies, Inc. , Class C ........... 1,477 242,420
Everpure, Inc. , Class A
(a)
................ 3,001 177,179
Sandisk Corp.
(a)
...................... 551 350,072
Seagate Technology Holdings plc .......... 481 188,437
Western Digital Corp. .................. 1,827 494,185
14,963,565

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co. , Class A .............. 1,572 $ 29,066
Tobacco — 0.1%
Altria Group, Inc. ..................... 1,522 100,437
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc. ........ 1,431 379,673
Ferguson Enterprises, Inc. ............... 394 91,904
United Rentals, Inc. ................... 121 88,156
559,733
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. ..................... 4,379 919,721
Total Long-Term Investments — 99 .1%
(Cost: $ 162,799,185 ) .............................. 197,381,500
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 37,400 $ 37,407
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 4,740,886 4,740,886
Total Short-Term Securities — 2 .4%
(Cost: $ 4,778,293 ) ............................... 4,778,293
Total Investments — 101 .5%
(Cost: $ 167,577,478 ) .............................. 202,159,793
Liabilities in Excess of Other Assets — (1.5) % ............. (2,960,536)
Net Assets — 100.0% ...............................
$ 199,199,257
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,007,586 $ — $ (2,969,767)
(a)
$ (412) $ — $ 37,407 37,400 $ 1,028
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,935,498 2,805,388
(a)
— — — 4,740,886 4,740,886 17,154 —
$ (412) $ — $ 4,778,293 $ 18,182 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 06/18/26 $ 1,971 $ 33,436
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 197,381,500 $ — $ — $ 197,381,500
Short-Term Securities
Money Market Funds ...................................... 4,778,293 — — 4,778,293
$ 202,159,793 $ — $ — $ 202,159,793
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 33,436 $ — $ — $ 33,436
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust